Schedule of Concentration Risk (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer A Advertising And Marketing [Member]
Concentration Risk [Line Items]
Concentration risk percent	31.00%	29.00%
Customer B Advertising And Marketing [Member]
Concentration Risk [Line Items]
Concentration risk percent	13.00%	14.00%